Citi	SM
Premium
Liquid

SEMI-ANNUAL REPORT	Reserves
FEBRUARY 28, 2002

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

T A B L E  O F  C O N T E N T S

Letter to Our Shareholders	1

Fund Facts	3

Fund Performance	4

Citi Premium Liquid Reserves

Statement of Assets and Liabilities	5

Statement of Operations	6

Statement of Changes in Net Assets	7

Financial Highlights	8

Notes to Financial Statements	9

Cash Reserves Portfolio

Portfolio of Investments	12

Statement of Assets and Liabilities	16

Statement of Operations	16

Statement of Changes in Net Assets	17

Financial Highlights	18

Notes to Financial Statements	19

L E T T E R  TO  O U R  S H A R E H O L D E R S

Dear Shareholder:

We are pleased to provide the semi-annual report for CitiSM Premium Liquid Reserves (the “Fund”) for the six months ended February 28, 2002. In this report, we summarize what we believe to be the period’s prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund’s performance can be found in the appropriate sections that follow. We hope you find this report useful and informative.

HEATH B.	KEVIN
MCLENDON	KENNEDY
President	Managing Director
and Investment Officer

Investment Strategy

The Fund’s goal is to provide shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include: obligations of U.S. and non-U.S. banks; commercial paper and asset-backed securities; short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as cer-tificates of deposit, fixed time deposits and bankers’ acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

Market Review

In its Summary of Commentary on Current Economic Conditions (also known as the “Beige Book”) from January 16, 2002, the U.S. Federal Reserve Board (“Fed”) stated that overall economic activity remained sluggish in August and early Sep-tember, and that the tragic events of September 11th may have accelerated the economic slowdown that was already in place. Sharply rising unemployment, declining consumer confidence, and heightened credit concerns were accompanied by weakening overseas economies, raising fears within the Fed that the recession could intensify and become more prolonged. The Fed cut rates by 50 basis points1 upon the re-opening of the stock market on September 17th, and again at each of the next

1 A basis point is 0.01%, or one one-hundredth of a percent.

two Federal Open Market Committee2 (FOMC) meetings in October and November. The FOMC cut the target fed funds rate3 another 25 basis points at its December meeting taking the rate down to 1.75%—its lowest level since 1961.

The three-month LIBOR4 fell 156 basis points to 1.89% between November 30, 2001 and February 28, 2002. The yield on three-month U.S. Treasury bills fell 154 basis points over the same period. In contrast to money market rates, the yield on 10-year U.S. Treasury notes rose by 5 basis points to 4.88%.

We believe money market securities provided attractive returns over the last six months compared to the equity market as a whole and represented a safe haven for investors in a volatile environment. We positioned the Fund in anticipation of a series of Fed easing moves (i.e., short-term interest rate reductions), consistently maintaining an average maturity equivalent to, or longer than, that of the Fund’s peer group. A core position of high-quality variable rate demand notes5 contributed positively to the Fund’s returns. As the spreads narrowed within money market instruments, we looked for an alternative, increasing the Fund’s exposure to government agency securities.

Market Outlook

We continue to anticipate a less volatile investment environment during 2002, and a less active Federal Reserve. The Fed easing cycle now appears to be over, the econ omy appears to be recovering, and we anticipate a solid rebound in growth will take hold around mid-year. As the money market yield curve steepens in anticipation of a less accommodative Fed, we will assume a more cautious strategy that focuses on shorter maturities, in anticipation of potentially locking in more attractive yield levels

Sincerely,

Heath B. McLendon	Kevin Kennedy
President	Managing Director and
Investment Officer
March 15, 2002

[2] The Federal Open Market Committee (FOMC) is a policy-making body of the Federal Reserve
System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
[3] The federal funds rate (“fed funds rate”) is the interest rate that banks with excess reserves at a
Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.
4 LIBOR, the London interbank offered rate, is the interest rate that the largest international banks charge each other for loans.
[5] Variable Rate Demand Notes are floating rate notes whose yields are pegged to short-term inter-
est rates and may be sold back at par to the dealer/remarketing agent.

The information provided in the letter represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund. Please refer to pages 12 through 15 for a list and percentage breakdown of the Fund’s holdings. Also, please note any discussion of the Fund’s holdings is as of February 28, 2002, and is subject to change.

F U N D  F A C T S

Fund Objective
To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Benchmarks*
May 3, 1990	• Lipper Taxable Money Market
Funds Average

Net Assets as of 2/28/02	• iMoneyNet, Inc. 1st Tier Taxable
$1,377.1 million	Money Market Funds Average

*	Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

F U N D  P E R F O R M A N C E
Total Returns

All Periods Ended February 28, 2002	Six	One	Five	Ten
(Unaudited)	Months**	Year	Years*	Years*

Citi Premium Liquid Reserves	1.18%	3.42%	5.11%	4.75%
Lipper Taxable Money Market Funds Average	0.87%	2.77%	4.60%	4.36%
iMoneyNet, Inc. 1st Tier Taxable Money
Market Funds Average	0.91%	2.88%	4.60%	4.38%
*	Average Annual Total Return
**	Not Annualized
7-DayYields
Annualized Current	1.81%
Effective	1.83%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

Comparison of 7-Day Yields for Citi Premium Liquid Reserves vs.
iMoneyNet, Inc. 1st Tier Taxable Money Market Funds Average

As illustrated, Citi Premium Liquid Reserves generally provided a higher annualized seven-day yield to that of a comparable iMoneyNet, Inc. 1st Tier Taxable Money Market Funds Average, as published in iMoneyNet, Inc. Money Market Funds ReportTM, for the one year period.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual Fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund’s returns and yields would have been lower.

Citi Premium Liquid Reserves
S T A T E M E N T  O F  A S S E T S  A N D  L I A B I L I T I E S

February 28, 2002 (Unaudited)

Assets:
Investment in Cash Reserves Portfolio, at value (Note 1A)	$1,379,802,971
Receivables for shares of beneficial interest sold	2,272,594

Total assets	1,382,075,565

Liabilities:
Payable for shares of beneficial interest repurchased	3,625,484
Dividends payable	939,468
Management fees payable (Note 3)	203,844
Distribution fees payable (Note 4)	110,488
Accrued expenses and other liabilities	57,458

Total liabilities	4,936,742

Net Assets for 1,377,138,823 shares of beneficial interest outstanding	$1,377,138,823

Net Assets Consist of:
Paid-in capital	$1,377,138,823

Net Asset Value, Offering Price and Redemption Price Per Share	$1.00

See notes to financial statements

Citi Premium Liquid Reserves
S T A T E M E N T  O F  O P E R AT I O N S

For the Six Months Ended February 28, 2002 (Unaudited)

Investment Income (Note 1B):
Income from Cash Reserves Portfolio	19,109,011
Allocated expenses from Cash Reserves Portfolio	(693,289)

		$18,415,722
Expenses:
Administrative fees (Note 3)	1,605,350
Distribution/Service fees (Note 4)	691,282
Management fees (Note 3)	465,222
Shareholder Servicing Agents’ fees (Note 4A)	458,672
Transfer agent fees	47,147
Legal fees	29,318
Shareholder reports	15,722
Blue sky fees	11,864
Custody and fund accounting fees	9,790
Registration fees	9,231
Trustees’ fees	8,583
Audit fees	8,173
Miscellaneous	21,294

Total expenses	3,381,648
Less: aggregate amount waived by Administrator, Manager
and Distributor (Notes 3 and 4)	(1,306,024)

Net expenses		2,075,624

Net investment income		$16,340,098

See notes to financial statements

Citi Premium Liquid Reserves
S T A T E M E N T  O F  C H A N G E S  I N  N E T  A S S E T S

	Six Months Ended	Year Ended
	February 28, 2002	August 31,
	(Unaudited)	2001

From Investment Activities:
Net investment income, declared as dividends
to shareholders (Note 2)	$16,340,098	$60,666,872

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Proceeds from sale of shares	2,552,602,391	4,665,757,997
Net asset value of shares issued to shareholders
from reinvestment of dividends	9,319,881	34,864,201
Cost of shares repurchased	(2,487,989,597)	(4,395,244,329)

Net Increase in Net Assets	73,932,675	305,377,869

Net Assets:
Beginning of period	1,303,206,148	997,828,279

End of period	$1,377,138,823	$1,303,206,148

See notes to financial statements

Citi Premium Liquid Reserves
F I N A N C I A L  H I G H L I G H T S

Six Months Ended				Year Ended August 31,
February 28, 2002
(Unaudited)			2001	2000	1999	1998	1997

Net Asset Value, beginning
of period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.01178		0.05258	0.05653	0.04836	0.05348	0.05240
Less dividends from net
investment income	(0.01178)		(0.05258)	(0.05653)	(0.04836)	(0.05348)	(0.05240)

Net Asset Value,
end of period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net Assets, end of period
(000’s omitted)	$1,377,139		$1,303,206	$997,828	$795,324	$611,270	$387,910
Ratio of expenses to average
net assets†	0.40	%*	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income
to average net assets†	2.36	%*	5.17%	5.69%	4.84%	5.39%	5.25%
Total return	1.18	%**	5.39%	5.80%	4.94%	5.48%	5.37%

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
per share	$0.01031		$0.04898	$0.05274	$0.04457	$0.04950	$0.04833
Ratios:
Expenses to average net assets†	0.69	%*	0.80%	0.79%	0.79%	0.80%	0.81%
Net investment income to
average net assets†	2.07	%*	4.77%	5.30%	4.45%	4.99%	4.84%

† Includes the Fund’s share of Cash Reserves Portfolio’s allocated expenses.
* Annualized.
** Not Annualized.

See notes to financial statements

Citi Premium Liquid Reserves
N OT E S  TO  F I N A N C I A L  S T A T E M E N T S  (Unaudited)

1. Significant Accounting Policies Citi Premium Liquid Reserves (the “Fund”) is a separate diversified series of CitiFunds Premium Trust (the “Trust”), a Massa-chusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Cash Reserves Portfolio (the “Portfolio”), a management investment company for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The Manager also acts as the Fund’s Administrator. The value of such investment reflects the Fund’s proportionate interest (3.2% at February 28, 2002) in the net assets of the Portfolio. Salomon Smith Barney Inc. is the Fund’s Distributor.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. Investment Valuation Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

     B. Investment Income The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

     C. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

     D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund’s share of the Portfolio’s expenses is charged against and reduces the amount of the Fund’s investment in the Portfolio.

2. Dividends The net income of the Fund is determined once daily, as of 3:00 p.m.

Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent) on or prior to the last business day of the month.

Citi Premium Liquid Reserves
N OT E S  TO  F I N A N C I A L  S T A T E M E N T S (Unaudited) (Continued)

3. Administrative/Management Fees Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, were computed at the annual rate of 0.25% of the Fund’s average daily net assets. The administrative fees amounted to $1,605,350, of which $790,151 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. On December 31, 2001, the Fund terminated its administrative services agreement and implemented a management agreement. The management fees paid to the Manager amounted to $465,222, of which $57,201was voluntarily waived for the period January 1, 2002 to February 28, 2002. The new management fees are computed at an annual rate of 0.20% of the Fund’s average daily net assets. The fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive renumeration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees Effective January 1, 2002 the Fund adopted a new Distribution Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the old plan the Fund paid monthly fees at a rate not to exceed 0.10% of average daily net assets. The distribution fees amounted to $458,672, of which all was voluntarily waived for the period from September 1, 2001 through December 31, 2001. Under the new Service Plan, the Fund pays monthly fees at an annual rate not to exceed 0.10% of the average daily net assets. The Service fees paid amounted to $232,610 for the period January 1, 2002 to February 28, 2002. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

     A. Shareholder Servicing Agents Fees The Trust, on behalf of the Fund, had entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent periodically receives fees from the Fund, which may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund. Shareholder Servicing Agent fees amounted to $458,672 for the period ended December 31, 2001. The Shareholders Servicing Agreement was terminated on December 31, 2001.

Citi Premium Liquid Reserves
N OT E S  TO  F I N A N C I A L  S T A T E M E N T S (Unaudited)

5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6. Investment Transactions Increases and decreases in the Fund’s investment in the Portfolio aggregated $1,670,061,010 and $1,614,175,582, respectively, for the six months ended February 28, 2002.

Cash Reserves Portfolio
P O R T F O L I O  O F  I N V E S T M E N T S                   February 28, 2002
(Unaudited)

	Principal
	Amount
Issuer	(000’s omitted)	Value

Asset Backed — 8.8%

Asset Backed Capital
Finance Inc.,*
1.82% due 10/15/02	$300,000	$300,000,000
1.76% due 10/22/02	150,000	150,000,000
Compass Securities,*
1.80% due 03/04/02	128,000	127,980,800
1.82% due 03/21/02	150,000	149,848,333
1.81% due 03/22/02	200,000	199,788,833
1.80% due 07/08/02	300,000	300,006,672
1.81% due 08/19/02	345,000	344,959,622
K2 USA LLC,*
1.85% due 05/15/02	220,000	219,997,740
1.85% due 11/26/02	155,400	155,400,000
1.83% due 02/18/03	100,000	99,990,000
Links Finance Corp.*,
1.85% due 05/15/02	250,000	249,997,432
3.98% due 06/20/02	100,000	100,000,000
1.82% due 01/08/03	100,000	100,000,000
1.84% due 01/15/03	100,000	100,000,000
1.83% due 01/22/03	50,000	50,000,000
Restructured Asset
Securitization*,
1.84% due 04/01/02	260,000	260,000,000
Sigma Finance Corp. ,*
1.90% due 03/06/02	100,000	99,999,726
1.84% due 03/15/02	100,000	99,999,616
4.05% due 06/13/02	200,000	200,000,000
1.83% due 06/21/02	230,000	230,000,000
1.85% due 10/15/02	200,000	200,000,000
1.84% due 10/23/02	100,000	99,993,534

		3,837,962,308

Bank Notes — 0.9%

American Express
Centurion,
1.82% due 01/28/03	400,000	400,000,000

Certificates of Deposit (Euro) — 1.3%

Barclays Bank,
3.94% due 07/16/02	50,000	50,001,830
BNP Paribas,
1.91% due 06/20/02	100,000	100,016,220
Credit Agricole Indosuez,
1.87% due 07/31/02	150,000	150,106,402
Halifax,
1.83% due 05/31/02	170,000	170,008,279
Landesbank Hess,
4.55% due 03/25/02	100,000	100,003,187

		570,135,918

Certificates of Deposit (Yankee) — 23.0%

Barclays Bank,
4.50% due 04/01/02	$125,000	$125,000,000

	Principal
	Amount
Issuer	(000’s omitted)	Value

Bayerische Hypotheken,
1.88% due 07/08/02	$500,000	$500,000,000
1.69% due 07/31/02	500,000	500,020,920
1.71% due 07/31/02	100,000	99,924,439
1.84% due 07/31/02	100,000	99,978,690
Bayerische Landesbank,
2.07% due 05/20/02	200,000	200,111,007
1.82% due 06/12/02	250,000	250,000,000
1.75% due 10/01/02	400,000	399,871,014
Beta Finance Inc.
2.33% due 02/18/03	100,000	100,000,000
Canadian Imperial Bank,
1.76% due 10/02/02	100,000	99,967,603
Chase Manhattan Bank,
1.75% due 03/12/02	500,000	500,000,000
1.81% due 05/21/02	500,000	500,000,000
Commerzbank,
4.01% due 07/10/02	200,000	200,000,000
Credit Agricole,
1.81% due 04/05/02	250,000	250,000,000
Den Danske Bank,
3.94% due 07/18/02	99,000	98,996,325
Deutsche Bank,
4.78% due 03/15/02	80,000	79,999,110
4.00% due 07/10/02	300,000	300,000,000
1.77% due 10/02/02	500,000	499,852,740
Kredietbank,
1.80% due 03/25/02	193,000	193,000,000
1.71% due 07/31/02	400,000	400,008,367
Landesbank Baden,
4.60% due 03/28/02	150,000	150,005,253
Landesbank Hess,
3.42% due 03/06/02	250,000	250,000,000
HSBC Bank,
1.88% due 06/07/02	500,000	500,006,768
Montauk Funding Corp.,
1.83% due 06/17/02	500,000	500,000,000
1.82% due 07/15/02	150,000	150,000,000
Paribas,
1.83% due 06/12/02	500,000	500,000,000
PNC Bank National
Association,
1.88% due 06/19/02	397,000	397,024,112
Royal Bank, Canada,
4.04% due 07/30/02	85,000	84,972,705
1.88% due 07/31/02	200,000	200,000,000
Societe Generale,
1.77% due 09/30/02	750,000	749,782,357
Svenska Handelsbanken,
3.86% due 05/14/02	100,000	100,001,986
3.62% due 08/29/02	250,000	249,975,756
Toronto Dominion Bank,
1.91% due 06/07/02	50,000	50,000,000

Cash Reserves Portfolio
P O R T F O L I O  O F  I N V E S T M E N T S                     February 28, 2002
(Unaudited)

	Principal
	Amount
Issuer	(000’s omitted)	Value

Certificates of Deposit (Yankee) (cont’d)

UBS AG,

4.01% due 06/28/02	$125,000	$125,087,400
4.01% due 07/02/02	99,000	98,977,263
3.99% due 07/10/02	250,000	249,991,257
3.81% due 07/29/02	145,000	145,002,908
1.89% due 07/31/02	200,000	199,966,552

	10,097,524,532

Commercial Paper — 34.5%

Alpine Securitization Corp,
1.81% due 03/07/02	250,000	249,924,583
Amstel Funding Corp,
2.32% due 04/10/02	200,000	199,484,444
2.08% due 05/03/02	409,500	408,013,003
1.84% due 06/28/02	167,977	166,955,327
1.93% due 07/31/02	240,000	238,044,267
Atlantis One Funding Corp.
3.37% due 03/11/02	125,000	124,882,986
BP Amoco Capital
1.82% due 06/12/02	400,000	397,922,833
Bavaria Finance Funding
1.84% due 03/01/02	198,958	198,958,000
1.83% due 03/20/02	93,466	93,375,727
1.81% due 04/01/02	89,851	89,710,957
Black Forest Corp,
1.82% due 03/07/02	83,327	83,301,724
1.83% due 03/07/02	82,112	82,086,956
1.82% due 03/18/02	155,000	154,866,786
1.84% due 03/18/02	100,000	99,913,111
Delaware Funding Corp.,
1.81% due 03/20/02	193,578	193,393,079
Erasmus Capital Corp.,
1.82% due 05/08/02	200,000	199,312,444
1.83% due 05/08/02	123,678	123,250,486
Four Winds Funding Corp.
1.86% due 05/15/02	500,000	500,000,000
1.87% due 01/15/03	500,000	500,000,000
Gemini Securitization Corp.,
1.82% due 03/07/02	108,542	108,509,076
1.81% due 04/08/02	70,222	70,087,837
Giro Balanced Funding,
1.82% due 04/15/02	140,403	140,083,583
Giro Funding U.S. Corp.,
1.77% due 03/11/02	100,000	99,950,833
Giro Multi Funding Corp.	,
1.81% due 03/20/02	325,000	324,689,535
Greyhawk Fund Corp.,
1.85% due 06/25/02	210,000	208,751,550
Hatteras Funding Corp.,
1.71% due 03/12/02	148,962	148,884,167
1.77% due 03/13/02	274,847	274,684,840
1.84% due 03/21/02	250,445	250,188,990
1.78% due 03/22/02	150,000	149,844,250
1.84% due 05/13/02	88,791	88,459,711

	Principal
	Amount
Issuer	(000’s omitted)	Value

Kittyhawk Funding,

2.47% due 03/20/02	$99,829	$99,698,862
Market Street,
1.82% due 03/13/02	300,000	299,818,000
1.82% due 03/19/02	127,049	126,933,385
1.81% due 04/09/02	285,000	284,441,163
1.82% due 04/11/02	200,000	199,585,444
Mica Funding LLC,
1.85% due 03/07/02	106,831	106,798,060
1.82% due 03/11/02	106,072	106,018,375
1.77% due 03/13/02	165,000	164,902,650
1.80% due 03/15/02	200,000	199,860,000
1.84% due 03/15/02	145,250	145,146,066
1.77% due 04/11/02	279,372	278,808,833
1.85% due 04/15/02	122,000	121,717,875
Moat Funding LLC,
2.32% due 04/04/02	250,000	249,452,222
2.32% due 04/05/02	150,000	149,661,667
2.28% due 04/22/02	44,000	43,855,093
Morgan Stanley
Dean Witter Co.,
1.86% due 04/09/02	380,000	380,000,000
1.86% due 05/28/02	250,000	250,000,000
1.86% due 06/05/02	480,000	480,000,000
Moriarty Ltd.,
2.25% due 04/22/02	300,000	299,025,000
2.26% due 04/22/02	300,000	299,020,667
2.17% due 05/28/02	497,000	494,363,691
Ness LLC,
1.82% due 03/15/02	144,067	143,965,033
1.72% due 04/22/02	186,212	185,749,367
Nyala Funding LLC,
1.83% due 04/22/02	107,540	107,255,736
1.89% due 06/21/02	227,000	225,665,240
Old Line Funding Corp.
1.81% due 03/06/02	193,000	192,951,482
Paradigm Funding LLC,
1.83% due 05/08/02	150,000	149,481,500
1.84% due 06/14/02	110,000	109,409,667
Pennine Funding,
1.80% due 03/13/02	235,000	234,859,000
1.80% due 03/15/02	197,000	196,862,100
1.80% due 03/27/02	175,400	175,171,980
1.75% due 04/15/02	185,000	184,595,313
Perry Global Funding,
1.81% due 04/11/02	111,282	111,052,605
1.82% due 04/12/02	193,910	193,498,264
1.78% due 04/17/02	109,612	109,357,274
1.82% due 04/19/02	136,129	135,791,778
1.83% due 04/25/02	122,994	122,650,129
Santander,
2.00% due 05/07/02	100,000	99,627,778
1.84% due 06/07/02	100,000	99,499,111
Sigma Finance Inc.,
1.89% due 07/02/02	77,000	76,502,773

Cash Reserves Portfolio
P O R T F O L I O  O F  I N V E S T M E N T S (Continued)                     February 28, 2002
(Unaudited)

	Principal
	Amount
Issuer	(000’s omitted)	Value

Commercial Paper — (cont’d)

Silver Tower US
Funding LLC,
1.89% due 04/04/02	$100,000	$99,821,500
Special Purpose Accounts,
1.81% due 03/05/02	100,000	99,979,889
1.82% due 03/07/02	125,000	124,962,083
1.82% due 03/13/02	100,000	99,939,333
Stadshypotek Inc.,
2.48% due 03/11/02	123,800	123,714,716
Surrey Funding Corp.,
1.81% due 05/10/02	100,000	99,648,056
Trident Capital Finance,
1.80% due 04/08/02	176,600	176,264,460
1.80% due 04/11/02	117,150	116,909,843
1.80% due 05/03/02	150,000	149,527,500
1.80% due 05/06/02	195,000	194,356,500
Verizon Global Funding,
1.83% due 02/19/03	150,000	149,956,233
Wal-Mart Funding,
1.84% due 03/20/02	100,000	99,902,889

	15,135,567,270

Corporate Note — 9.7%

Blue Heron Funding
1.90% due 10/18/02	500,000	500,000,000
Brahms Funding Corp.,
1.86% due 04/12/02	275,000	274,403,250
1.87% due 04/26/02	351,279	350,257,168
1.89% due 05/01/02	262,896	262,054,076
Fenway Funding,
2.05% due 03/01/02	295,000	295,000,000
1.92% due 04/02/02	258,264	257,823,229
Ford Credit Floorplan
Master Owner,
1.86% due 05/06/02	250,000	249,147,500
1.86% due 05/07/02	250,000	249,134,583
1.86% due 05/08/02	250,000	249,121,667
1.84% due 05/23/02	140,250	139,655,028
Harwood Funding Corp.,
1.77% due 03/15/02	100,000	99,931,167
Principal Resource Mortgage,
1.83% due 03/08/02	155,545	155,489,652
Witmer Funding LLC,
1.99% due 03/05/02	123,000	122,972,803
1.99% due 03/06/02	125,000	124,965,451
1.99% due 03/07/02	125,000	124,958,542
1.90% due 03/20/02	150,000	149,849,583
1.90% due 03/21/02	126,555	126,421,414
1.88% due 05/02/02	247,379	246,578,042
1.89% due 05/08/02	252,344	251,443,132

		4,229,206,287

	Principal
	Amount
Issuer	(000’s omitted)	Value

Medium Term Notes — 3.6%

Centauri
3.98% due 06/20/02	$100,000	$100,000,000
2.32% due 02/11/03	125,000	125,000,000
Credit Suisse
First Boston Inc.,
1.85% due 05/21/02	500,000	500,000,000
Credit Suisse First Boston
International,
1.89% due 03/05/02	300,000	300,000,000
Credit Suisse
First Boston USA,
1.70% due 01/17/03	200,000	200,000,000
General Electric
Capital Corp.
3.82% due 07/30/02	100,000	100,000,000
Merrill Lynch & Co. Inc.,
4.64% due 04/01/02	250,000	249,996,917

		1,574,996,917

Promissory Note — 2.2%

Goldman Sachs Group,
1.94% due 03/21/02	500,000	500,000,000
Goldman Sachs,
1.94% due 04/29/02	450,000	450,000,000

		950,000,000

Time Deposits — 3.1%

HSBC Bank,
1.88% due 03/01/02	398,000	398,000,000
National Australia Bank,
1.84% due 03/01/02	143,574	143,574,000
Societe Generale,
1.88% due 03/01/02	607,831	607,831,000
Svenska Handelsbank,
1.88% due 03/01/02	200,000	200,000,000

		1,349,405,000

United States Government Agency — 12.8%

Federal Farm Credit Bank
2.08% due 11/01/02	68,000	67,037,422
Federal Farm Credit Bank
2.15% due 12/02/02	57,000	56,060,450
Federal Home Loan
Mortgage Association
3.78% due 03/01/02	93,000	93,000,000
Federal Home Loan
Mortgage Association
4.12% due 03/15/02	47,956	47,879,164
Federal Home Loan
Mortgage Association
4.34% due 03/28/02	105,000	104,658,225

Cash Reserves Portfolio
P O R T F O L I O  O F  I N V E S T M E N T S                     February 28, 2002
(Unaudited)

	Principal
	Amount
Issuer	(000’s omitted)	Value

United States Government Agency (cont’d)

Federal Home Loan
Mortgage Association
3.92% due 05/23/02	$62,000	$61,439,658
Federal Home Loan
Mortgage Association
3.52% due 06/26/02	3,160	3,123,850
Federal Home Loan
Mortgage Association
3.55% due 06/26/02	80,250	79,324,116
Federal Home Loan
Mortgage Association
3.68% due 06/26/02	83,000	82,007,320
Federal Home Loan
Mortgage Association
3.69% due 06/26/02	120,375	118,933,359
Federal Home Loan
Mortgage Association
3.70% due 06/26/02	100,000	98,797,500
Federal Home Loan
Mortgage Association
1.99% due 06/28/02	300,000	298,026,583
Federal Home Loan
Mortgage Association
3.63% due 07/18/02	140,000	138,037,783
Federal Home Loan
Mortgage Association
6.63% due 08/15/02	100,000	101,363,369
Federal National
Mortgage Association
3.87% due 03/08/02	50,000	49,962,375
Federal National
Mortgage Association
4.30% due 03/22/02	99,000	98,751,675
Federal National
Mortgage Association
3.79% due 04/01/02	103,746	103,407,413
Federal National
Mortgage Association
3.97% due 04/01/02	50,000	49,829,069
Federal National
Mortgage Association
3.79% due 04/05/02	49,940	49,755,985
Federal National
Mortgage Association
4.30% due 04/05/02	100,000	99,581,944
Federal National
Mortgage Association
4.35% due 04/05/02	40,000	39,830,833
Federal National
Mortgage Association
1.87% due 04/12/02	500,000	498,909,167
Federal National
Mortgage Association
3.65% due 04/19/02	117,825	117,239,639

	Principal
	Amount
Issuer	(000’s omitted)	Value

Federal National
Mortgage Association
3.93% due 05/17/02	$100,000	$99,159,417
Federal National
Mortgage Association
1.83% due 06/13/02	100,000	99,472,778
Federal National
Mortgage Association
3.95% due 07/05/02	100,000	100,000,000
Federal National
Mortgage Association
1.70% due 09/27/02	200,000	199,908,267
Federal National
Mortgage Association
1.68% due 10/09/02	175,000	174,919,155
Federal National
Mortgage Association
2.22% due 11/01/02	49,725	48,973,738
Federal National
Mortgage Association
2.30% due 11/01/02	78,571	77,341,146
Federal National
Mortgage Association
2.14% due 01/10/03	392,051	384,709,845
United States
Treasury Bills
1.98% due 05/23/02	500,000	497,719,229
United States
Treasury Notes
6.38% due 04/30/02	200,000	200,925,211
United States
Treasury Notes
6.63% due 05/31/02	702,000	706,805,332
United States
Treasury Notes
6.38% due 06/30/02	52,000	52,429,633
United States
Treasury Notes
6.25% due 07/31/02	150,000	151,449,855
United States
Treasury Notes
6.38% due 08/15/02	120,000	122,227,228
United States
Treasury Notes
4.75% due 01/31/03	250,000	256,507,382

		5,629,505,115

Total Investments,
at Amortized Cost	99.9%	43,774,303,347
Other Assets,
Less Liabilities	0.1	33,096,787

Net Assets	100.0%	$43,807,400,134

* Variable interest rate—subject to periodic
change.

See notes to financial statements

Cash Reserves Portfolio
S T A T E M E N T  O F  A S S E T S  A N D  L I A B I L I T I E S

February 28, 2002 (Unaudited)

Assets:
Investments at value (Note 1A)	$43,774,303,347
Cash	701,589
Interest receivable	136,027,988

Total assets	43,911,032,924

Liabilities:
Payable for investments purchased	99,990,000
Management fees payable (Note 2)	2,454,211
Accrued expenses and other liabilities	1,188,579

Total liabilities	103,632,790

Net Assets	$43,807,400,134

Represented by:
Paid-in capital for beneficial interests	$43,807,400,134

Cash Reserves Portfolio
S T A T E M E N T  O F  O P E R AT I O N S

For the Six Months Ended February 28, 2002 (Unaudited)

Interest Income (Note 1B)		$557,732,653
Expenses:
Investment Advisory fees (Note 2)	$20,092,669
Management fee (Note 2)	10,547,733
Administrative fees (Note 2)	6,697,556
Custody and fund accounting fees	4,190,690
Trustees’ fees	126,207
Legal fees	60,071
Audit fees	21,925
Other	45,678

Total expenses	41,782,529
Less: aggregate amounts waived by Investment Adviser,
Manager and Administrator (Note 2)	(21,326,941)
Less: fees paid indirectly (Note 1F)	(24,221)

Net expenses		20,431,367

Net investment income		$537,301,286

See notes to financial statements

Cash Reserves Portfolio
S T A T E M E N T  O F  C H A N G E S  I N  N E T  A S S E T S

	Six Months Ended	Year Ended
	February 28, 2002	August 31,
	(Unaudited)	2001

Increase (Decrease) in Net Assets
from Operations:
Net investment income	$537,301,286	$1,176,666,210

Capital Transactions:
Proceeds from contributions	53,812,849,539	82,462,468,791
Value of withdrawals	(42,616,093,617)	(65,958,132,709)

Net increase in net assets from
capital transactions	11,196,755,922	16,504,336,082

Net Increase in Net Assets	11,734,057,208	17,681,002,292

Net Assets:
Beginning of period	32,073,342,926	14,392,340,634

End of period	$43,807,400,134	$32,073,342,926

See notes to financial statements

Cash Reserves Portfolio

F I N A N C I A L  H I G H L I G H T S

	Six Months Ended			Year Ended August 31,
	February 28, 2002
	(Unaudited)		2001	2000	1999	1998	1997

Ratios/Supplemental Data:
Net assets
(000’s omitted)	$ 43,807,400		$32,073,343	$14,392,341	$14,929,345	$8,805,910	$7,657,400
Ratio of expenses to
average net assets	0.10	%*	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment
income to average
net assets	2.63	%*	5.27%	5.93%	5.13%	5.65%	5.57%

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

Ratios:
Expenses to average
net assets	0.20	%*	0.22%	0.22%	0.22%	0.22%	0.23%
Net investment income
to average net assets	2.53	%*	5.15%	5.81%	5.01%	5.53%	5.44%

* Annualized

See notes to financial statements

Cash Reserves Portfolio
N OT E S  TO  F I N A N C I A L  S T A T E M E N T S (Unaudited)

1. Significant Accounting Policies Cash Reserves Portfolio (the “Portfolio”) is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

     The preparation of financial statements in accordance with United States of America generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A.Valuation of Investments Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended (1940 Act). This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.

     B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Administrator.

     C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank’s vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreements’ underlying investments to ensure the existence of a proper level of collateral.

     E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

     F. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

Cash Reserves Portfolio
N OT E S  TO  F I N A N C I A L  S T A T E M E N T S (Unaudited) (Continued)

2. Investment Advisory/Administrative/Management Fees The investment advisory fees paid to the Manager, as compensation for overall investment management services, amounted to $20,092,669 of which $8,768,212 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio’s average daily net assets.

     Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.25% of the Fund’s average daily net assets. The administrative fees amounted to $6,697,556, all of which was voluntarily waived for the period from September 1, 2001 through December 31, 2001. On December 31, 2001, the Fund terminated its administrative services and investment advisory agreements and implemented a management agreement. The management fees paid to the Manager amounted to $10,547,733, of which $5,861,173 was voluntarily waived for the period January 1, 2002 to February 28, 2002. The new management fees are computed at an annual rate of 0.15% of the Fund’s average daily net assets. The fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

3. Investment Transactions Purchases, maturities and sales of money market instruments aggregated $397,523,349,169 and $385,931,068,092, respectively, for the six months ended February 28, 2002.

4. Line of Credit The Portfolio, along with other funds in the fund family, entered into an agreement with a bank which allows the funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 2002, the commitment fee allocated to the Portfolio was $26,075. Since the line of credit was established, there have been no borrowings.

Trustees and Officers
C. Oscar Morong, Jr., Chairman
Heath B. McLendon*, President
Elliot J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken*
Riley C. Gilley
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.**

Secretary
Robert I. Frenkel*

Treasurer
Lewis E. Daidone*

*Affiliated Person of Investment Manager
**Trustee Emeritus

Investment Manager
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Salomon Smith Barney Inc.

Transfer Agent
Travelers Bank & Trust, fsb
125 Broad Street, 11th Floor
New York, New York 10004

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Bingham Dana LLP
150 Federal Street
Boston, MA 02110

This report is prepared for the information of shareholders of Citi Premium Liquid Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Premium Liquid Reserves.

©2002 Citicorp	Printed on recycled paper	CFS/PLR/202

Citi	SM

Premium
U.S. Treasury
SEMI-ANNUAL REPORT	Reserves
FEBRUARY 28, 2002

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

T A B L E  O F  C O N T E N T S

Letter to Our Shareholders	1

Fund Facts	3

Fund Performance	4

Citi Premium U.S. Treasury Reserves

Statement of Assets and Liabilities	5

Statement of Operations	6

Statement of Changes in Net Assets	7

Financial Highlights	8

Notes to Financial Statements	9

U.S. Treasury Reserves Portfolio

Portfolio of Investments	12

Statement of Assets and Liabilities	13

Statement of Operations	13

Statement of Changes in Net Assets	14

Financial Highlights	14

Notes to Financial Statements	15

L E T T E R  TO  O U R  S H A R E H O L D E R S

Dear Shareholder:

We are pleased to provide the semi-annual report for CitiSM Premium U.S. Treasury Reserves (the “Fund”) for the six months ended February 28, 2002. In this report, we summarize what we believe to be the period’s prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund’s performance can be found in the appropriate sections that follow. We hope you find this report useful and informative.

HEATH B.
MCLENDON
President

Investment Strategy

The Fund’s goal is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

The Fund may invest in U.S. Treasury bills, notes and bonds; Treasury receipts and securities issued by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Treasury.

Please note that the Fund invests in securities through an underlying mutual fund.

Market Review and Fund Update

Short-term U.S. Treasury notes and bills performed well relative to long-term U.S. Treasury bonds during this past period of turmoil. The U.S. Treasury bill sector has historically been an attractive haven during turbulent times and the period following September 11th was no different. In line with the U.S. Federal Reserve Board’s (“Fed’s”) aggressive easing efforts (i.e., a reduction of short-term interest rates) in the fourth quarter of 2001, the yields on short-term instruments declined sharply. The Fed lowered the Federal funds rate1 to 1.75% (from 3.5%) during the 3-month period following September 11th, a level not seen since 1961. Given that the average maturity of the Fund ranged from 52 to 60 days over the six-month period, the Fund was well positioned to benefit from the significant drop in short-term yields (as prices of fixed-income securities typically move inversely to yields).

The effects of an economy that was nearing recession coupled with the aftermath of September 11th have made the budget surpluses of the past turn to forecasts of deficits. This evolving situation has caused an increase in U.S. Treasury issuance across the yield curve2, with a particularly heavy weighting in the Treasury bill sector. This increase in bill issuance has included the addition of a 4-week bill (most recently weekly issuance was limited to those with 13- and 26-week maturities). In our view, this new 4-week bill has enabled the U.S. Treasury to be less dependent on the use of cash management bills (“CMBs”)3 as a tool to aid in its short-term financing needs. U.S. Treasury bills, which have historically yielded less than com-

1

parable-maturity U.S. Treasury coupon securities, are now yielding more because of this increase in supply. Given this consideration, the Fund was predominantly invested in U.S. Treasury bills during the period.

Market Outlook

We believe the economic outlook is fairly positive. We expect economic growth will resume mid-year and fully expect the Fed to react with eventual rate hikes. With this view in mind, we anticipate maintaining a defensive maturity stance in the Fund.

Sincerely,

Heath B. McLendon	Denise Guetta
President	Director and
Investment Officer
March 11, 2002

The information provided in this letter represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund. Please refer to page 12 for a list and percentage breakdown of the Fund’s holdings. Also, please note any discussion of the Fund’s holdings is as of February 28, 2002 and is subject to change.

1	The federal funds rate (“fed funds rate”) is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.The fed funds rate indicates the direction of U.S. interest rates.
2	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.
3	Cash management bills are obligations of the U.S.government with maturities that are set on an issue-by-issue basis. Most are issued with terms of less than 3 months.

2

F U N D  F A C T S

Fund Objective
To provide shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Benchmark*
March 1, 1991	• Lipper S&P AAA rated U.S.
Treasury Money Market
Funds Average

Net Assets as of 2/28/02	• iMoneyNet, Inc.
$420.2 million	100% U.S. Treasury Rated Money
Market Funds Average

*	The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (exclud-
ing sales charges) of mutual funds with similar objectives.
Citi is a service mark of Citicorp.

3

F U N D  P E R F O R M A N C E
Total Returns

All Periods Ended February 28, 2002		Six Months**	One Year	Five Years*	Ten Years*
(Unaudited)

Citi Premium U.S.Treasury Reserves		1.01%	2.98%	4.55%	4.29%
Lipper S&P AAA rated U.S.Treasury Money Market Funds Average		0.85%	2.69%	4.47%	4.23%

iMoneyNet, Inc. 100% U.S.Treasury
Rated Money Market Funds Average		0.98%	2.92%	4.35%	4.19%

* Average Annual Total Return
** Not Annualized

7-Day Yields
Annualized Current	1.32%
Effective	1.33%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during the seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized, the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund’s returns and yields would have been lower.

4

Citi Premium U.S. Treasury Reserves
S T A T E M E N T  O F  A S S E T S  A N D  L I A B I L I T I E S

February 28, 2002 (Unaudited)

Assets:
Investment in U.S.Treasury Reserves Portfolio, at value (Note 1)	$420,622,520

Liabilities:
Dividends payable	231,439
Management fees payable (Note 3)	59,658
Distribution fees payable (Note 4)	32,557
Payable for shares of beneficial interest repurchased	2,921
Accrued expenses and other liabilities	46,369

Total liabilities	372,944

Net Assets for 420,249,576 shares of beneficial interest outstanding	$420,249,576

Net Assets Consist of:
Paid-in capital	$420,249,576

Net Asset Value, Offering Price and Redemption Price Per Share	$1.00

See notes to financial statements

5

Citi Premium U.S. Treasury Reserves
S T A T E M E N T  O F  O P E R AT I O N S

For the Six Months Ended February 28, 2002 (Unaudited)

Investment Income (Note 1A):
Income from U.S.Treasury Reserves Portfolio	$5,406,713
Allocated expenses from U.S.Treasury Reserves Portfolio	(216,858)

		$5,189,855
Expenses:
Administrative fees (Note 3)	513,735
Distribution/Service fees (Note 4)	216,171
Shareholder Servicing Agents’ fees (Note 4A)	146,781
Management fees (Note 3)	138,780
Transfer agent fees	27,652
Legal fees	26,658
Blue sky fees	17,578
Shareholder reports	13,519
Custody and fund accounting fees	9,777
Audit fees	6,657
Trustees’ fees	2,649
Miscellaneous	12,382

Total expenses	1,132,339
Less: aggregate amounts waived by
Administrator, Manager and Distributor (Notes 3 and 4)	(369,802)

Net expenses		762,537

Net investment income		$4,427,318

See notes to financial statements

6

Citi Premium U.S. Treasury Reserves

S T A T E M E N T  O F  C H A N G E S  I N  N E T  A S S E T S

	Six Months Ended
	February 28, 2002	Year Ended
	(Unaudited)	August 31, 2001

From Investment Activities:
Net investment income, declared as
dividends to shareholders (Note 2)	$4,427,318	$17,739,746

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Proceeds from sale of shares	968,781,357	971,189,712
Net asset value of shares issued to shareholders
from reinvestment of dividends	2,171,403	6,224,911
Cost of shares repurchased	(971,460,290)	(897,090,718)

Net Increase (Decrease) In Net Assets	(507,530)	80,323,905

Net Assets:
Beginning of period	420,757,106	340,433,201

End of period	$420,249,576	$420,757,106

See notes to financial statements

7

Citi Premium U.S. Treasury Reserves
F I N A N C I A L  H I G H L I G H T S

	Six Months Ended			Year Ended August 31,
	February 28, 2002
	(Unaudited)		2001	2000	1999	1998	1997

Net Asset Value, beginning
of period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.01007		0.04778	0.05049	0.04195	0.04802	0.04794
Less dividends from net
investment income	(0.01007)		(0.04778)	(0.05049)	(0.04195)	(0.04802)	(0.04794)

Net Asset Value, end of period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net assets, end of period
(000’s omitted)	$420,250		$420,757	$340,433	$237,520	$325,738	$239,441
Ratio of expenses to
average net assets†	0.45	%*	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income
to average net assets†	2.05	%*	4.76%	5.12%	4.21%	4.81%	4.80%
Total return	1.01	%**	4.88%	5.17%	4.28%	4.91%	4.90%

Note: If Agents of the Fund and agents of U.S.Treasury Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share	$0.00855		$0.04438	$0.04678	$0.03836	$0.04433	$0.04414

Ratios:
Expenses to average net assets†	0.75	%*	0.84%	0.83%	0.81%	0.82%	0.83%
Net investment income to
average net assets†	1.75	%*	4.37%	4.74%	3.85%	4.44%	4.42%

† Includes the Fund’s share of U.S.Treasury Reserves Portfolio’s allocated expenses.
* Annualized
** Not Annualized

See notes to financial statements

8

Citi Premium U.S. Treasury Reserves
N OT E S  TO  F I N A N C I A L  S T A T E M E N T S (Unaudited)

1. Significant Accounting Policies Citi Premium U.S. Treasury Reserves (the “Fund”) is a diversified separate series of CitiFunds Premium Trust (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the “Portfolio”), an open-end, diversified management investment company for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The value of such investment reflects the Fund’s proportionate interest (24.0% at February 28, 2002) in the net assets of the Portfolio. Salomon Smith Barney Inc. is the Fund’s Distributor.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. Investment Income The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

     B. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

     C. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds in a series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     D. Other All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

2. Dividends The net income of the Fund is determined once daily, as of 2:00 p.m.

Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent) on or prior to the last business day of the month.

9

Citi Premium U.S. Treasury Reserves
N OT E S  TO  F I N A N C I A L  S T A T E M E N T S (Unaudited) (Continued)

3. Administrative/Management Fees Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, were computed at the annual rate of 0.35% of the Fund’s average daily net assets. The administrative fees amounted to $513,735, of which $217,566 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. On December 31, 2001, the Fund terminated its administrative services agreement and implemented a management agreement. The management fees paid to the Manager amounted to $138,780, of which $5,455 was voluntarily waived for the period January 1, 2002 to February 28, 2002. The new management fees are computed at an annual rate of 0.20% of the Fund’s average daily net assets. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees Effective January 1, 2002 the Fund adopted a new Distribution Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the old plan the Fund paid monthly fees at a rate not to exceed 0.10% of average daily net assets. The distribution fees amounted to $146,781, all of which was voluntarily waived for the period from September 1, 2001 through December 31, 2001. Under the new Service Plan, the Fund pays monthly fees at an annual rate not to exceed 0.10% of the average daily net assets. The Service fees paid amounted to $69,390 for the period January 1, 2002 to February 28, 2002. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

     A. Shareholder Servicing Agent Fees The Trust, on behalf of the Fund, entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acted as an agent for its customers and provided other related services. For their services, each Shareholder Servicing Agent receive fees from the Fund, which may have been paid periodically, but did not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment was being made by investors for whom such Shareholder Servicing Agent maintained a servicing relationship. The Shareholder Servicing Agent fees amounted to $146,781 for the period from September 1, 2001 through December 31, 2001. The Shareholder Servicing Agent Agreement was terminated on December 31, 2001.

10

Citi Premium U.S. Treasury Reserves
N OT E S  TO  F I N A N C I A L  S T A T E M E N T S (Unaudited)

5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.00001 par value).

6. InvestmentTransactions Increases and decreases in the Fund’s investment in the Portfolio aggregated $769,794,602 and $775,912,259, respectively, for the six months ended February 28, 2002.

11

U.S. Treasury Reserves Portfolio
P O R T F O L I O  O F  I N V E S T M E N T S                     February 28, 2002
(Unaudited)

	Principal
	Amount
Issuer	(000’s omitted)	Value

U.S.Treasury Bills — 100.0%

United States Treasury Bill,
due 3/07/02	$179,861	$179,811,254
due 3/14/02	171,174	171,069,583
due 3/21/02	328,412	328,111,074
due 4/04/02	224,430	224,018,081
due 5/09/02	115,102	114,728,062
due 5/16/02	177,546	176,896,507
due 5/23/02	225,000	224,072,014
due 6/13/02	121,241	120,633,731
due 6/27/02	78,000	77,537,932
due 8/22/02	50,000	49,558,958
due 8/29/02	85,000	84,206,688

		1,750,643,884

Total Investments,
at Amortized Cost	100.0%	1,750,643,884
Other Assets,
Less Liabilities	0.0	(187,000)

Net Assets	100.0%	$1,750,456,884

See notes to financial statements

12

U.S. Treasury Reserves Portfolio
S T A T E M E N T  O F  A S S E T S  A N D  L I A B I L I T I E S

February 28, 2002 (Unaudited)

Assets:
Investments, at amortized cost (Note 1A)	$1,750,643,884

Liabilities:
Payable to custodian	23,185
Management fees payable (Note 2)	17,907
Accrued expenses and other liabilities	145,908

Total liabilities	187,000

Net Assets	$1,750,456,884

Represented by:
Paid-in capital for beneficial interests	$1,750,456,884

U.S. Treasury Reserves Portfolio
S T A T E M E N T  O F  O P E R AT I O N S

For the Six Months Ended February 28, 2002 (Unaudited)

Investment Income (Note 1B)		$20,612,281
Expenses:
Investment Advisory fees (Note 2)	$816,651
Management fees (Note 2)	452,188
Custody and fund accounting fees	281,122
Administrative fees (Note 2B)	272,217
Legal fees	17,001
Audit fees	10,200
Trustees’ fees	6,863
Miscellaneous	40,666

Total expenses	1,896,908
Less: aggregate amounts waived by Investment Adviser, Manager
and Administrator (Note 2)	(1,051,157)
Less: fees paid indirectly (Note 1D)	(5)

Net expenses		845,746

Net investment income		$19,766,535

See notes to financial statements

13

U.S. Treasury Reserves Portfolio
S T A T E M E N T  O F  C H A N G E S  I N  N E T  A S S E T S

	Six Months Ended
	February 28, 2002	Year Ended
	(Unaudited)	August 31, 2001

Increase in Net Assets from Operations:
Net investment income	$19,766,535	$77,442,205

Capital Transactions:
Proceeds from contributions	3,645,383,552	5,642,383,142
Value of withdrawals	(3,301,864,138)	(5,657,342,700)

Net increase (decrease) in net assets
from capital transactions	343,519,414	(14,959,558)

Net Increase in Net Assets	363,285,949	62,482,647

Net Assets:
Beginning of period	1,387,170,935	1,324,688,288

End of period	$1,750,456,884	$1,387,170,935

U.S. Treasury Reserves Portfolio
F I N A N C I A L  H I G H L I G H T S

Six Months Ended			Year Ended August 31,
February 28, 2002
	(Unaudited)		2001	2000	1999	1998	1997

Ratios/Supplemental Data:
Net Assets, end of period
(000’s omitted)	$1,750,457		$1,387,171	$1,324,688	$1,188,627	$911,845	$907,910
Ratio of expenses to
average net assets	0.10	%*	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income
to average net assets	2.34	%*	5.13%	5.41%	4.55%	5.14%	5.15%

Note: If the agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

Ratios:
Expenses to average net assets	0.23	%*	0.23%	0.23%	0.23%	0.23%	0.24%
Net investment income to
average net assets	2.21	%*	5.00%	5.28%	4.42%	5.01%	5.01%

* Annualized

See notes to financial statements

14

U.S. Treasury Reserves Portfolio
N OT E S  TO  F I N A N C I A L  S T A T E M E N T S (Unaudited)

1. Significant Accounting Policies U.S. Treasury Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Adviser and Administrator.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio’s use of amortized cost is subject to the Portfolio’s compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

     B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

     C. Federal Income Taxes The Portfolio’s policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. Investment Advisory/Administrative/Management Fees The investment advisory fees paid to the Manager, as compensation for overall investment management services, amounted to $816,651, of which $420,948 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. The investment advisory fee is computed at an annual rate of 0.15% of the Portfolio’s average daily net assets.

     Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, were computed at the annual rate of 0.05% of the

15

U.S. Treasury Reserves Portfolio
N OT E S  TO  F I N A N C I A L  S T A T E M E N T S (Unaudited) (Continued)

Fund’s average daily net assets. The administrative fees amounted to $272,217, all of which was voluntarily waived for the period from September 1, 2001 through December 31, 2001. On December 31, 2001, the Fund terminated its administrative services and investment advisory agreements and implemented a management agreement. The management fees paid to the Manager amounted to $452,188, of which $357,992 was voluntarily waived for the period January 1, 2002 to February 28, 2002. The new management fees are computed at an annual rate of 0.15% of the Fund’s average daily net assets. The fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

3. Investment Transactions Purchases, maturities and sales of U.S.

Treasury obligations, aggregated $7,598,161,547 and $7,234,870,429, respectively, for the six months ended February 28, 2002.

4. Line of Credit The Portfolio, along with other funds in the fund family, entered into an agreement with a bank which allows the funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 2002, the commitment fee allocated to the Portfolio was $1,296. Since the line of credit was established, there have been no borrowings.

16

Trustees and Officers
C. Oscar Morong, Jr., Chairman
Health B. McLendon*, President
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken*
Riley C. Gilley
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit
Walter E. Robb, III
E. Kirby Warren
William S.Woods, Jr.**
Secretary
Robert I. Frenkel*
Treasurer
Lewis E. Daidone*

*Affiliated Person of the Manager
**Trustee Emeritus

Investment Manager
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902
Distributor
Salomon Smith Barney Inc.
Transfer Agent
Travelers Bank & Trust, fsb
125 Broad Street, 11th Floor
New York, NY 10004
Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
Legal Counsel
Bingham Dana LLP
150 Federal Street
Boston, MA 02110

This report is prepared for the information of shareholders of Citi Premium U.S. Treasury Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Premium U.S. Treasury Reserves.

©2002 Citicorp	Printed on recycled paper	CFS/PUS/202